Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss
 FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Forward exchange contracts	$32,070	$104,308	$3,487
Swap contracts	1,557,714	56,561	1,891
Call option (Note 30)	—	24,556	821
Non-derivative financial assets
Quoted ordinary shares	5,151,255	3,460,123	115,685
Open-end mutual funds	581,800	662,290	22,143

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Private-placement funds	$200,123	$603,718	$20,184
Unquoted preferred shares	275,000	377,440	12,619
Hybrid financial assets
Private-placement convertible bonds	100,496	—	—
	7,898,458	5,288,996	176,830
Current	7,262,227	4,127,566	137,999

Non-current	$636,231	$1,161,430	$38,831

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Financial liabilities held for trading

Derivative instruments (non-designated hedging)
Swap contracts	$29,058	$862,581	$28,839
Forward exchange contracts	7,597	110,990	3,711
	$36,655	$973,571	$32,550

Summary of Outstanding Contracts Not Accounted for Hedge Accounting
At each balance sheet date, the outstanding swap contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2018

Sell NT$/Buy US$	2019.01-2019.12	NT$49,570,469/US$1,687,400
Sell US$/Buy CNY	2019.01	US$50,292/CNY349,800
Sell US$/Buy JPY	2019.01	US$54,203/JPY6,090,000
Sell US$/Buy NT$	2019.01	US$208,800/NT$6,423,242

December 31, 2019

Sell NT$/Buy US$	2020.01-2020.12	NT$50,241,799/US$1,660,000
Sell US$/Buy CNY	2020.02	US$49,666/CNY349,800
Sell US$/Buy JPY	2020.02-2020.03	US$45,878/JPY5,000,000
Sell US$/Buy KRW	2020.01	US$28,000/KRW32,454,800
Sell US$/Buy MYR	2020.01	US$11,000/MYR45,507
Sell US$/Buy NT$	2020.01	US$189,960/NT$5,719,478

At each balance sheet date, the outstanding forward exchange contracts not accounted for hedge accounting were as follow:

Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2018

Sell NT$/Buy US$	2019.01-2019.02	NT$2,453,540/US$80,000
Sell US$/Buy CNY	2019.01	US$29,000/CNY200,108
Sell US$/Buy EUR	2019.01	US$4,103/EUR3,600
Sell US$/Buy JPY	2019.01-2019.02	US$37,733/JPY4,231,754
Sell US$/Buy MYR	2019.01-2019.02	US$14,000/MYR58,430
Sell US$/Buy SGD	2019.01-2019.02	US$13,400/SGD18,391

December 31, 2019

Sell CNY/Buy US$	2020.01-2020.02	CNY2,224,491/US$316,896
Sell HKD/Buy US$	2020.01	HKD1,705,281/US$218,297
Sell NT$/Buy US$	2020.01	NT$2,275,860/US$75,000
Sell US$/Buy CNY	2020.01-2020.03	US$109,000/CNY767,277
Sell US$/Buy JPY	2020.01-2020.04	US$87,398/JPY9,509,491
Sell US$/Buy MYR	2020.01-2020.05	US$26,000/MYR108,330
Sell US$/Buy NT$	2020.01-2020.02	US$170,000/NT$5,142,441
Sell US$/Buy SGD	2020.01-2020.02	US$8,600/SGD11,691